Subsequent Events (Details) - USD ($)		1 Months Ended				6 Months Ended
	Mar. 23, 2022	Jan. 19, 2023	Aug. 29, 2022	Jul. 18, 2022	Mar. 23, 2022	Jun. 30, 2022	Aug. 18, 2022
Subsequent Events (Details) [Line Items]
Advisory fee	$ 1,750,000				$ 1,750,000
Borrowing amount						$ 100,000
Estimated revenue						7,700,000
Minimum [Member]
Subsequent Events (Details) [Line Items]
Deposited trust account						$ 1,725,000
initial public offering Per Share (in Dollars per share)						$ 0.06
Borrowing amount						$ 33,000
Maximum [Member]
Subsequent Events (Details) [Line Items]
Deposited trust account						$ 3,450,000
initial public offering Per Share (in Dollars per share)						$ 0.1
Borrowing amount						$ 100,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Trust account				$ 100,000
Borrowing amount							$ 2,000,000
Revised sales			$ 54,200,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Stockholders forfeited value				1,725,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Stockholders forfeited value				$ 3,450,000
Forecast [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Trust account		$ 100,000
Forecast [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Trust account		$ 600,000